OTHER INFORMATION (Tables)	3 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Cash Payments for Interest and Income Taxes (Net of Refunds)	Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Three Months Ended March 31,
	2015	2014
Interest	$21.9	$21.7
Income taxes (net of refunds)	$1.3	$—